Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Summary of Financial Assets Measured at Cost
Financial assets as of 31 December 2022 and 2021, all of which are measured at amortized cost, are as follows (in thousands):

	2022	2021
Cash and cash equivalents	66,427	17,556
Restricted cash	25,187	10,087
Trade receivables	32,972	29,396
Other current assets	5,880	14,518
Receivables from related parties	1,548	1,111
Other long-term assets	4,484	—

	136,498	72,668

Summary of Financial Liabilities
Financial liabilities as of 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Borrowings (measured at amortized cost)	764,570	400,911
Derivative financial liabilities (measured at FVTPL)	380,232	—
Other long-term liability to related party (measured at amortized cost)	7,440	7,440
Long-term incentive plan (measured at FVTPL)	544	56,334
Trade and other payables (measured at amortized cost)	49,188	28,587
Lease liabilities (measured at amortized cost)	40,532	122,140
Liabilities to related parties (measured at amortized cost)	1,131	638
Other current liabilities	53,664	42,012

	1,297,301	658,062

Summary of Material Differences Between the Fair Value and Carrying Amount	Material differences between the fair values and carrying amounts of these borrowings are identified as follows (in thousands):

	At 31 December 2022
	Carrying Amount	Fair Value
Senior Bonds	530,506	535,167

	At 31 December 2021
	Carrying Amount	Fair Value
Bonds	363,100	368,476

Summary of Fair Value on a Recurring Basis
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured to fair value on a recurring basis as of 31 December 2022 (in thousands):

	2022
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	—	—	45,325	45,325
Tranche A Conversion Feature	—	—	38,055	38,055
Senior Bond Interest Rate Feature (included in other current assets)	—	—	851	851
Predecessor Earn Out Shares	—	276,200	—	276,200
OACB Earn Out Shares	—	10,500	—	10,500
OACB Warrants	10,152	—	—	10,152

	10,152	286,700	84,231	381,083

Summary of Interest Rate Sensitivity Analysis
The following table provides an interest rate sensitivity analysis for the effect on loss before tax (in thousands):

	2022	2021
Variable-rate financial liabilities +100	(186)	(65)
Variable-rate financial liabilities -100	186	65

Summary of Impact on the Groups Operations
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2022	2021	2022	2021
EUR	1.061	1.133	1.052	1.183	(6.4%)
GBP	1.204	1.350	1.233	1.376	(10.8%)
ISK	0.007	0.008	0.007	0.008	(8.3%)
CHF	1.071	1.094	1.047	1.094	(2.1%)
INR	0.012	0.013	0.013	0.014	(10.1%)

Summary of Groups Assets and Liabilities
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2022 are as follows (in thousands):

	Assets	Liabilities	Net assets
EUR	36,420	26,514	9,906
GBP	111	1,538	(1,427)
ISK	49,484	109,507	(60,023)
CHF	69	7,305	(7,236)
INR	11	517	(506)
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2021 are as follows (in thousands):

	Assets	Liabilities	Net assets
EUR	31,718	15,720	15,998
GBP	180	673	(493)
ISK	5,421	148,747	(143,326)
CHF	715	7,305	(6,590)

Summary of Analysis Assumes that all Other Variables	The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR
Year ended 31 December 2022
-10% weakening	(991)	(143)	(6,002)	(724)	(51)
+10% strengthening	991	143	6,002	724	51
Year ended 31 December 2021
-10% weakening	(1,600)	(49)	(14,333)	(659)	N/A
+10% strengthening	1,600	49	14,333	659	N/A

Summary of the Maximum Credit Risk Exposure of the Groups Financial Assets	The maximum credit risk exposure for the Group’s financial assets as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Cash and cash equivalents	66,427	17,556
Restricted cash	25,187	10,087
Other assets	44,884	66,344

	136,498	93,987

Summary of Contractual Maturities of Financial Assets and Liabilities
Contractual maturities of financial assets and liabilities as of 31 December 2022 are as follows (in thousands):

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	40,400	—	—	40,400
Variable-interest bearing	66,427	—	29,671	96,098

Total financial assets	106,827	—	29,671	136,498

Financial liabilities
Non-interest bearing	104,366	—	7,984	112,350
Fixed-interest bearing - Borrowings	45,757	66,308	896,921	1,008,986
Derivative liabilities	—	—	380,232	380,232
Variable-interest bearing - Borrowings	25,259	8,036	59,109	92,404

Total financial liabilities	175,382	74,344	1,344,246	1,593,972

Contractual maturities of financial assets and liabilities as of 31 December 2021 are as follows (in thousands):

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	29,396	—	—	29,396
Variable-interest bearing	17,556	—	10,087	27,643

Total financial assets	46,952	—	10,087	57,039

Financial liabilities
Non-interest bearing	71,237	—	63,774	135,011
Fixed-interest bearing - Borrowings	16,663	33,235	500,675	550,573
Variable-interest bearing - Borrowings	3,041	3,035	1,117	7,193

Total financial liabilities	90,941	36,270	565,566	692,777

Embedded Derivative Liabilities Associated With Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of Assumptions and Inputs	The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:

	31 December 2022		20 December 2022
Stock price Conversion price Volatility rate	$ $	10.00 10.00 45.0%	$ $	8.00 10.00 45.0%
Risk-free interest rate		4.2%		4.0%
Dividend yield		0.0%		0.0%
Risky yield		19.3%		18.6%

Predecessor Earnout Shares [member]
Disclosure of detailed information about financial instruments [line items]
Summary of Assumptions and Inputs	The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2022	15 June 2022
Share price	$10.00	$9.38
Volatility rate	45.0%	37.5%
Risk-free rate	4.1%	3.4%

OACB earnout shares [member]
Disclosure of detailed information about financial instruments [line items]
Summary of Assumptions and Inputs	The following table presents the assumptions and inputs that were used for the model in valuing the OACB Earn Out Shares:

	31 December 2022	15 June 2022
Share price	$10.00	$9.38
Volatility rate	45.0%	37.5%
Risk-free rate	4.1%	3.4%